DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of reserve for doubtful accounts

For the Year Ended December 31, 2020
Column A	Column B	Column C		Column D	Column E
Additions
Balance at
	beginning of	Charges to cost	Charged to		Balance at end
Description	period	and expenses	other accounts	Deductions	of period
Reserve for doubtful accounts	$176,653	28,731	—	—	$205,384

For the Year Ended December 31, 2019
Column A	Column B	Column C		Column D	Column E
Additions
Balance at
	beginning of	Charges to cost	Charged to		Balance at end
Description	period	and expenses	other accounts	Deductions	of period
Reserve for doubtful accounts	$141,282	35,371	—	—	$176,653

For the Year Ended December 31, 2018
Column A	Column B	Column C		Column D	Column E
Additions
Balance at
	beginning of	Charges to cost	Charged to		Balance at end
Description	period	and expenses	other accounts	Deductions	of period
Reserve for doubtful accounts	$63,847	77,436	—	—	$141,282

Summary of estimated useful lives

Estimated Useful Lives
Leasehold improvements	7 years
Warehouse equipment	5 years
Computers and small tools	3 years
Furniture and fixtures	7 years
Capital lease assets	7 years
Software development	4 years

Estimated Useful Lives
Leasehold improvements	7 years
Warehouse equipment	5 years
Computers and small tools	3 years
Furniture and fixtures	7 years
Capital lease asset	7 years
Software development	4 years

Summary of rollforward of unbilled receivables and deferred revenue

	September 30,	December 31,
	2021	2020
Contract assets (unbilled receivables)	$3,680,327	$—
Contract liabilities (deferred revenue)	$2,666,547	$2,435,909

Deferred revenue is a contract liability primarily related to billings in advance of revenue recognition as described within the revenue streams above. The following table represents a rollforward of deferred revenue:

Contract liabilities
(deferred revenue)
December 31, 2018	$1,420,900
Increases due to invoicing prior to satisfaction of performance obligations	17,989,998
Performance obligations satisfied during the period	(17,092,485)
December 31, 2019	$2,318,412
Increases due to invoicing prior to satisfaction of performance obligations	23,710,133
Performance obligations satisfied during the period	(23,592,636)
December 31, 2020	$2,435,909

Summary of net retail revenue disaggregated by sales channel as well as its Software and Services revenue

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Direct Sales(1)	$33,616,439	$40,861,101	$103,709,366	$136,784,032
Channel Sales(2)	4,570,219	—	13,543,942	7,142,781
Software & Services (3)	10,823,733	—	14,964,833	—
(1)	Direct Sales includes retail direct to consumer sales on the Company’s e-commerce platform.
(2)	Channel Sales includes retail sales on other third-party platforms. For the three months ended September 30, 2020, Channel sales were temporarily suspended due to COVID-19 demand from direct sales.
(3)	Software & Services includes revenue generated from software licensing agreements (Note 1).

	Year Ended December 31,
	2020	2019	2018
Direct Sales(1)(3)	$176,836,569	$143,749,787	$116,120,832
Channel Sales(2)	10,337,265	30,243,110	24,115,090
(1)	Direct Sales includes retail direct to consumer sales on the Company’s e-commerce platform
(2)	Channel Sales includes retail sales on other third-party platforms
(3)	Software & Services revenue is included within the Direct Sales channel and was not material for the year ended December 31, 2020.